Earnings per share - Reconciliation between shares used in calculating basic and diluted EPS (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,115.2	1,211.9
Dilutive share options outstanding	1.4	0.8
Other potentially issuable shares	21.2	16.3
Weighted average shares used in diluted EPS calculation	1,137.8	1,229.0